Details of Significant Accounts - Operaing Revenue - Revenue Recognised Included in Contract Liability (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 TWD ($)
Authorization Collaboration and Development Contract
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue recognized included in contract liability beginning of the year	$ 7,941